Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [member]	Contributed surplus [member]	Accumulated other comprehensive loss [member]	Retained earnings (deficit) [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	$ 56,974,365	$ 51,066,044	$ 6,556,951	$ (66,772)	$ (9,831,078)	$ 9,249,220
Beginning balance, shares at Dec. 31, 2015	71,206,547
Total net and comprehensive income for the year	$ 16,076,328				10,564,233	5,512,095
Stock based compensation expense	1,376,674		1,376,674
Common shares purchased on exercise of options	$ 586,688	1,044,077	(457,389)
Common shares purchased on exercise of options, shares	1,358,687
Common shares issued on vesting of share units		229,378	(229,378)
Common shares issued on vesting of share units, shares	80,000
Exercise of broker warrants	$ 263,091	366,985	(103,894)
Exercise of broker warrants, shares	100,705
Distributions to members	$ (5,685,181)					(5,685,181)
Acquisition of non-controlling interest	27,334,322					27,334,322
Ending balance at Dec. 31, 2016	$ 96,926,287	52,706,484	7,142,964	(66,772)	733,155	36,410,456
Ending balance, shares at Dec. 31, 2016	72,745,939
Total net and comprehensive income for the year	$ 13,668,118				6,558,966	7,109,152
Stock based compensation expense	3,454,011		3,454,011
Common shares purchased on exercise of options	$ 60,395	208,125	(147,730)
Common shares purchased on exercise of options, shares	247,500
Common shares issued on vesting of share units	$ (67,021)	1,992,198	(2,059,219)
Common shares issued on vesting of share units, shares	1,292,549
Common shares repurchased in connection with normal course issuer bid and cancelled	$ (2,708,488)	$ (928,244)			$ (1,780,244)
Common shares repurchased in connection with normal course issuer bid and cancelled, shares	(1,267,400)
Common shares repurchased in connection with normal course issuer bid and held as treasury shares	(154,722)	(53,026)			(101,696)
Distributions to members	$ (12,899,353)					(12,899,353)
Acquisition of non-controlling interest	26,657,061					26,657,061
Ending balance at Dec. 31, 2017	$ 124,936,288	$ 53,925,537	$ 8,390,026	$ (66,772)	$ 5,410,181	$ 57,277,316
Ending balance, shares at Dec. 31, 2017	73,018,588